Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income Taxes

Note 9 - Income Taxes

On a quarterly basis, we estimate our annual effective tax rate and record a quarterly income tax provision based on the anticipated rate. As the year progresses, we refine our estimate based on the facts and circumstances, including discrete events, by each tax jurisdiction. The effective tax rate for the six months ended June 30, 2021 and 2020 was (0.0)% and (0.1)%, respectively.

Note 8 - Income Taxes

Deferred tax assets and liabilities as of December 31, 2020 and 2019, consist of the following:

	2020	2019

Deferred tax assets
Net operating losses	$445,673	$155,178
Research and development tax credit	22,086	8,234
Nonqualified stock options	2,351	—
Business interest expense	983	970
Equipment	668	—

Gross deferred tax assets	471,761	164,382
Valuation allowance	(418,227)	(99,179)

Total deferred tax assets	53,534	65,203

Deferred tax liabilities

Equipment	—	(1,447)
Intangible assets	(35,985)	(50,088)
Goodwill	(21,935)	(17,085)

Deferred tax liabilities	(57,920)	(68,620)

Net deferred tax liability	$(4,386)	$(3,417)

As of December 31, 2020, the Company established a valuation allowance against certain deferred tax assets to reduce the total to an amount management believed was appropriate. Realization of deferred tax assets is dependent upon sufficient future taxable income during the periods when deductible temporary differences and carryforwards are expected to be available to reduce taxable income.

As of December 31, 2020, the Company has a federal tax net operating loss carryforward of $1,798,433, which will be available to offset future taxable income indefinitely. The Company has net operating loss carryforwards in states totaling $1,200,258. The state net operating loss carryforwards will begin to expire in 2035 and are available to offset future taxable income or reduce taxes payable through 2040. The Company has a research and development tax credit of $22,086 and $8,234 as of December 31, 2020 and 2019, that will be available to offset future tax liabilities. Research and development tax credits will begin to expire in 2029.

A company's ability to utilize a portion of its net operating loss carryforwards to offset future taxable income may be subject to certain limitations under Section 382 of the Internal Revenue Code due to changes in the equity ownership of the Company. The Company has determined that all net operating losses are fully available as of December 31, 2020. In addition, future changes in ownership as defined in Section 382 of the Internal Revenue Code could put limitations on the availability of the net operating loss carryforwards.

The provision for (benefit from) income taxes charged to income for the years ended December 31, 2020 and 2019 consist of the following:

	2020	2019

Current tax expense	$—	$—
Deferred tax expense (benefit)
Federal	883	(73,661)
State	87	(6,209)

Total	$970	$(79,870)

A reconciliation between the effective tax rate on income from continuing operations and the statutory tax rate is as follows:

	2020	2019

Income tax benefit at federal statutory rate	$(239,001)	$(81,064)
State and local income taxes net of federal tax benefit	(27,523)	(10,786)
STI taxable income prior to merger	(41,843)	(48,417)
Meals and entertainment	1,042	1,682
Incentive stock option expense	11,945	—
PPP loan forgiveness income	(9,765)	—
Rate differentials	919	(32,230)
Research and development credits	(13,852)	(8,234)
Change in valuation allowance	319,048	99,179

Income tax expense (benefit)	$970	$(79,870)

The Company files income tax returns in the U.S. federal jurisdiction, Minnesota, and various other states. The Company is not subject to U.S. federal, state and local income tax examinations by tax authorities for years before 2019, when the Company was incorporated. It is difficult to predict the final timing and resolution of any particular uncertain tax position. Based on the Company's assessment of many factors, including past experience and complex judgements about future events, the Company does not currently anticipate significant changes in its uncertain tax positions over the next 12 months.

The Company recognizes interest and penalties accrued related to unrecognized tax benefits as additional income tax expense. During the years ended December 31, 2020, and 2019, the Company did not recognize material income tax expense related to interest and penalties.

INCOME TAXES

Note 9 - Income Taxes

On a quarterly basis, we estimate our annual effective tax rate and record a quarterly income tax provision based on the anticipated rate. As the year progresses, we refine our estimate based on the facts and circumstances, including discrete events, by each tax jurisdiction. The effective tax rate for the six months ended June 30, 2021 and 2020 was (0.0)% and (0.1)%, respectively.

Note 8 - Income Taxes

Deferred tax assets and liabilities as of December 31, 2020 and 2019, consist of the following:

	2020	2019

Deferred tax assets
Net operating losses	$445,673	$155,178
Research and development tax credit	22,086	8,234
Nonqualified stock options	2,351	—
Business interest expense	983	970
Equipment	668	—

Gross deferred tax assets	471,761	164,382
Valuation allowance	(418,227)	(99,179)

Total deferred tax assets	53,534	65,203

Deferred tax liabilities

Equipment	—	(1,447)
Intangible assets	(35,985)	(50,088)
Goodwill	(21,935)	(17,085)

Deferred tax liabilities	(57,920)	(68,620)

Net deferred tax liability	$(4,386)	$(3,417)

As of December 31, 2020, the Company established a valuation allowance against certain deferred tax assets to reduce the total to an amount management believed was appropriate. Realization of deferred tax assets is dependent upon sufficient future taxable income during the periods when deductible temporary differences and carryforwards are expected to be available to reduce taxable income.

As of December 31, 2020, the Company has a federal tax net operating loss carryforward of $1,798,433, which will be available to offset future taxable income indefinitely. The Company has net operating loss carryforwards in states totaling $1,200,258. The state net operating loss carryforwards will begin to expire in 2035 and are available to offset future taxable income or reduce taxes payable through 2040. The Company has a research and development tax credit of $22,086 and $8,234 as of December 31, 2020 and 2019, that will be available to offset future tax liabilities. Research and development tax credits will begin to expire in 2029.

A company's ability to utilize a portion of its net operating loss carryforwards to offset future taxable income may be subject to certain limitations under Section 382 of the Internal Revenue Code due to changes in the equity ownership of the Company. The Company has determined that all net operating losses are fully available as of December 31, 2020. In addition, future changes in ownership as defined in Section 382 of the Internal Revenue Code could put limitations on the availability of the net operating loss carryforwards.

The provision for (benefit from) income taxes charged to income for the years ended December 31, 2020 and 2019 consist of the following:

	2020	2019

Current tax expense	$—	$—
Deferred tax expense (benefit)
Federal	883	(73,661)
State	87	(6,209)

Total	$970	$(79,870)

A reconciliation between the effective tax rate on income from continuing operations and the statutory tax rate is as follows:

	2020	2019

Income tax benefit at federal statutory rate	$(239,001)	$(81,064)
State and local income taxes net of federal tax benefit	(27,523)	(10,786)
STI taxable income prior to merger	(41,843)	(48,417)
Meals and entertainment	1,042	1,682
Incentive stock option expense	11,945	—
PPP loan forgiveness income	(9,765)	—
Rate differentials	919	(32,230)
Research and development credits	(13,852)	(8,234)
Change in valuation allowance	319,048	99,179

Income tax expense (benefit)	$970	$(79,870)

The Company files income tax returns in the U.S. federal jurisdiction, Minnesota, and various other states. The Company is not subject to U.S. federal, state and local income tax examinations by tax authorities for years before 2019, when the Company was incorporated. It is difficult to predict the final timing and resolution of any particular uncertain tax position. Based on the Company's assessment of many factors, including past experience and complex judgements about future events, the Company does not currently anticipate significant changes in its uncertain tax positions over the next 12 months.

The Company recognizes interest and penalties accrued related to unrecognized tax benefits as additional income tax expense. During the years ended December 31, 2020, and 2019, the Company did not recognize material income tax expense related to interest and penalties.

Four Cubed Management Llc [Member]
Income Tax Disclosure [Abstract]
Income Taxes

NOTE 4 – INCOME TAXES

The provision for income taxes consists of state taxes currently due, and differs from the expected tax provision, computed by applying the federal corporate tax rate, as follows:

	Six Months Ended June 30,
	2021	2020

Federal benefit at statutory rate	$—	$36,000
State taxes, net of federal benefit	—	21,351
Deferred income taxes	—	(7,000)

Total provision for income taxes	$—	$50,351

Deferred tax assets consist of the following as of:

	June 30, 2021	December 31, 2020

Deferred tax asset
Accrued liabilities	$5,500	$5,500

Deferred tax asset	$5,500	$5,500

NOTE 4 – INCOME TAXES

The provision for income taxes consists of state taxes currently due, and differs from the expected tax provision, computed by applying the federal corporate tax rate, as follows:

	2020	2019

Federal benefit at statutory rate	$28,488	$86,551
State taxes, net of federal benefit	15,384	45,455
Deferred income taxes	20,000	(12,000)

Total provision for income taxes	$63,872	$120,006

Deferred tax assets consist of the following as of December 31, 2020 and 2019:

	2020	2019

Deferred tax asset
Accrued liabilities	$5,500	$25,500

Deferred tax asset	$5,500	$25,500

INCOME TAXES

NOTE 4 – INCOME TAXES

The provision for income taxes consists of state taxes currently due, and differs from the expected tax provision, computed by applying the federal corporate tax rate, as follows:

	Six Months Ended June 30,
	2021	2020

Federal benefit at statutory rate	$—	$36,000
State taxes, net of federal benefit	—	21,351
Deferred income taxes	—	(7,000)

Total provision for income taxes	$—	$50,351

Deferred tax assets consist of the following as of:

	June 30, 2021	December 31, 2020

Deferred tax asset
Accrued liabilities	$5,500	$5,500

Deferred tax asset	$5,500	$5,500

NOTE 4 – INCOME TAXES

The provision for income taxes consists of state taxes currently due, and differs from the expected tax provision, computed by applying the federal corporate tax rate, as follows:

	2020	2019

Federal benefit at statutory rate	$28,488	$86,551
State taxes, net of federal benefit	15,384	45,455
Deferred income taxes	20,000	(12,000)

Total provision for income taxes	$63,872	$120,006

Deferred tax assets consist of the following as of December 31, 2020 and 2019:

	2020	2019

Deferred tax asset
Accrued liabilities	$5,500	$25,500

Deferred tax asset	$5,500	$25,500